1933 Act File No. 333-163965

As filed with the Securities and Exchange Commission on May 26, 2010

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.  _____                                                                                                       [  ]

Post-Effective Amendment No.     1                                                                                                            [  ]
(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

1000 CONTINENTAL DRIVE, SUITE 400, KING OF PRUSSIA, PENNSYLVANIA 19406
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(610) 230-2800
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.                                                                                     MS. BARBARA A. NUGENT, ESQ.
1000 CONTINENTAL DRIVE, SUITE 400                                                        STRADLEY, RONON, STEVENS, &YOUNG LLP
KING OF PRUSSIA, PENNSYLVANIA 19406                                                 2600 ONE COMMERCE SQUARE
(NAME AND ADDRESS OF AGENT FOR SERVICE)                                   PHILADELPHIA, PENNSYLVANIA 19103

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:
Class I and II shares of beneficial interest, without par value, of NVIT Multi-Manager Large Cap Growth Fund, a series of the Registrant.

Class I and  II shares of beneficial interest, without par value, of NVIT Multi-Manager Large Cap Value Fund, a series of the Registrant.

Class I shares of beneficial interest, without par value, of NVIT Nationwide Fund, a series of the Registrant.

No filing fee is due because Registrant is relying on section 24(f) of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

PART A

Part A, the definitive Proxy Statement/Prospectus dated January 22, 2010, was filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended [Accession No. 0001421877-10-000021] on January 25, 2010, and is incorporated herein by reference.

PART B

Part B, the definitive Statement of Additional Information dated January 22, 2010, was filed pursuant to Rule 497(b) of the Securities Act of 1933, as amended [Accession No. 0001421877-10-000021] on January 25, 2010, and is incorporated herein by reference.

PART C

OTHER INFORMATION

Item 15.
Indemnification.  The Agreement and Declaration of Trust (the “Declaration”) provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person’s own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as "Disqualifying Conduct") and for nothing else. Except in these instances, these persons shall not be responsible or liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the “Delaware Act”). Moreover, except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

The Trust shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person’s conduct was unlawful. There shall nonetheless be no indemnification for a person’s own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A indicated below, except as noted:

(1)           Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009 (the “Amended Declaration”), of Registrant, Nationwide Variable Insurance Trust, a Delaware Statutory Trust (the “Trust” or “NVIT”)

Filing:  Post-Effective Amendment No. 132 to Registration Statement on
Form N-1A
File No.:  002-73024
Filing Date:  August 26, 2009

(2)	Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	Second Amended and Restated Bylaws, amended and restated as of June 17, 2009 (the “Amended Bylaws”), of the Trust
Filing:  Post-Effective Amendment No. 132 to Registration Statement on
Form N-1A
File No.:  002-73024
Filing Date:  August 26, 2009

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)	Plan of Reorganization between the Registrant, on behalf of NVIT Multi-Manager Large Cap Growth Fund and NVIT Health Sciences Fund, is filed herewith as Exhibit EX-16.4.a.

(b)	Plan of Reorganization between the Registrant, on behalf of NVIT Multi-Manager Large Cap Growth Fund and NVIT Technology and Communications Fund, is filed herewith as Exhibit EX-16.4.b.

(c)	Plan of Reorganization between the Registrant, on behalf of NVIT Multi-Manager Large Cap Growth Fund and NVIT U.S. Growth Leaders Fund, is filed herewith as Exhibit EX-16.4.c.

(d)	Plan of Reorganization between the Registrant, on behalf of NVIT Multi Manager Large Cap Value Fund and Gartmore Global Utilities Fund, is filed herewith as Exhibit EX-16.4.d.

(e)	Plan of Reorganization between the Registrant, on behalf of NVIT Multi-Manager Large Cap Value Fund and NVIT Global Financial Services Fund, is filed herewith as Exhibit EX-16.4.e.

(f)	Plan of Reorganization between the Registrant, on behalf of NVIT Nationwide Fund and NVIT Nationwide Leaders Fund, is filed herewith as Exhibit EX-16.4.f.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article II and Article VII of the Amended Bylaws incorporated by reference to Exhibit 1(a) and 1(b), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)	Investment Advisory Agreement among the Trust and Nationwide Fund Advisors (“NFA”) dated as of May 1, 2007

Filing: Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(i)	Form of Schedule A to the Investment Advisory Agreement among the Trust and NFA, dated as of May 1, 2007, as amended May 1, 2010
Filing:  Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 23, 2010

(b)	Subadvisory Agreements

(i)
Subadvisory Agreement among the Trust, NFA and Gartmore Global Partners (“GGP”) for the NVIT Multi-Manager Small Company Fund, Gartmore NVIT Worldwide Leaders Fund and Gartmore NVIT International Equity Fund, which are series of the Trust, dated as of May 1, 2007

Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(a)	Exhibit A, effective May 1, 2007, amended May 1, 2009, to the Subadvisory Agreement among the Trust, NFA and GGP
Filing: Post-Effective Amendment No. 130 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  June 23, 2009

(ii)
Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company for the Federated NVIT High Income Bond Fund and NVIT Money Market Fund, which are series of the Trust, dated as of May 1, 2007, as amended April 2, 2009

Filing:  Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(a)	Form of Exhibit A, effective December __, 2009, to the Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company
Filing: Post-Effective Amendment No. 138
File No.: 002-73024
Filing Date: April 23, 2010

(iii)
Subadvisory Agreement among the Trust, NFA and Morgan Stanley Investment Management, Inc. (an assignee of Morgan Stanley Investments LP, formerly Miller Anderson & Sherrerd, LP) (“Morgan Stanley”) for the NVIT Multi-Manager Small Company Fund, a series of the Trust, dated as of May 1, 2007, as amended April 30, 2010

Filing:  Post-Effective Amendment No. 139 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2010

(iv)
Subadvisory Agreement among the Trust, NFA and J.P. Morgan Investment Management, Inc. for the NVIT Multi-Manager Small Cap Value Fund and NVIT Multi-Manager International Value Fund, which are series of the Trust, dated as of May 1, 2007

Filing: Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:   April 14, 2008

(v)
Subadvisory Agreement among the Trust, NFA and Waddell & Reed Investment Management Company for the NVIT Multi-Manager Small Cap Growth Fund  and NVIT Multi-Manager Small Company Fund, which are series of the Trust, dated as of May 1, 2007

Filing: Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(vi)	Subadvisory Agreement among the Trust, NFA and Epoch Investment Partners, Inc. for the NVIT Multi-Manager Small Cap Value Fund, a series of the Trust, dated as of May 1, 2007
Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(vii)
Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC for the NVIT S&P 500 Index Fund, NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT International Index Fund and NVIT Bond Index Fund, which are series of the Trust, dated as of May 1, 2007

Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(viii)	Subadvisory Agreement among the Trust, NFA and Morley Capital Management, Inc. for the NVIT Enhanced Income Fund, a series of the Trust, dated as of September 1, 2007
Filing:  Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 14, 2008

(ix)	Subadvisory Agreement among the Trust, NFA and AllianceBernstein L.P. (“AllianceBernstein”) for the NVIT Multi-Manager International Value Fund, a series of the Trust, dated as of November 14, 2007
Filing:  Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  February 8, 2008

(a)	Exhibit A, effective November 14, 2007, amended March 24, 2009, to the Subadvisory Agreement among the Trust, NFA and AllianceBernstein, for the AllianceBernstein NVIT Global Fixed Income Fund, a series of the Trust
Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(x)	Subadvisory Agreement among the Trust, NFA and Putnam Investment Management, LLC for the NVIT Multi-Manager Small Company Fund, a series of the Trust, dated as of November 9, 2007
Filing:  Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  February 8, 2008

(xi)
Subadvisory Agreement among the Trust, NFA and Goldman Sachs Asset Management, L.P. for the NVIT Multi-Manager Large Cap Growth Fund and NVIT Multi-Manager Large Cap Value Fund, which are series of the Trust, dated March 24, 2008

Filing:  Post-Effective Amendment No. 117 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 27, 2008

(xii)
Subadvisory Agreement among the Trust, NFA and Neuberger Berman Management LLC for the NVIT Multi-Manager Small Company Fund, NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund and Neuberger Berman NVIT Socially Responsible Fund, which are series of the Trust, dated May 4, 2009

Filing:  Post-Effective Amendment No. 130 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  June 23, 2009

(xiii)	Subadvisory Agreement among the Trust, NFA and Neuberger Berman Fixed Income LLC for the NVIT Core Plus Bond Fund, a series of the Trust, dated May 4, 2009
Filing:  Post-Effective Amendment No. 130 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  June 23, 2009

(xiv)	Subadvisory Agreement among the Trust, NFA and Wells Capital Management, Inc. for the NVIT Multi-Manager Large Cap Growth Fund, a series of the Trust, dated March 24, 2008
Filing:  Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 14, 2008

(xv)
Form of Amended and Restated Subadvisory Agreement among the Trust, NFA and Invesco Advisers, Inc. (formerly, AIM Capital Management, Inc.) for the NVIT Multi-Manager International Growth Fund, a series of the Trust, dated march 24, 2008, as amended  May __, 2010

Filing: Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 23, 2010

(xvi)	Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC for the NVIT Government Bond Fund, a series of the Trust, dated as of January 1, 2008
Filing:  Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  February 8, 2008

(xvii)
Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc. (“American Century Inc.”) for the NVIT Multi-Manager Mid Cap Growth Fund, NVIT Multi-Manager Mid Cap Value Fund and American Century NVIT Multi Cap Value Fund, which are series of the Trust, dated March 11, 2010

Filing:  Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 23, 2010

(xviii)	Subadvisory Agreement among the Trust, NFA and RiverSource Investments, LLC for the NVIT Multi-Manager Mid Cap Value Fund, a series of the Trust, dated March 24, 2008
Filing:  Post-Effective Amendment No. 117 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 27, 2008

(xix)	Subadvisory Agreement among the Trust, NFA and Thompson, Siegel & Walmsley LLC for the NVIT Multi-Manager Mid Cap Value Fund, a series of the Trust, dated March 24, 2008
Filing:  Post-Effective Amendment No. 117 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 27, 2008

(xx)
Subadvisory Agreement among the Trust, NFA and Aberdeen Asset Management Inc. (“Aberdeen”) for the NVIT Global Financial Services Fund, NVIT Health Sciences Fund, NVIT Technology and Communications Fund, NVIT Growth Fund, NVIT U.S. Growth Leaders Fund, NVIT Nationwide Fund, NVIT Nationwide Leaders Fund, NVIT Multi-Manager Small Cap Value Fund and NVIT Multi-Manager Small Company Fund, which are series of the Trust, dated as of October 1, 2007

Filing:  Post-Effective Amendment No. 104 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  December 20, 2007

(a)	Exhibit A, effective October 1, 2007, amended May 1, 2009, and renewed May 1, 2010, to the Subadvisory Agreement among the Trust, NFA and Aberdeen

Filing: Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 23, 2010

(xxi)	Subadvisory Agreement among the Trust, NFA and Wellington Management Company, LLP for the NVIT Multi-Manager Large Cap Value Fund, a series of the Trust, dated March 24, 2008
Filing:  Post-Effective Amendment No. 117 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 27, 2008

(xxii)	Subadvisory Agreement among the Trust, NFA and Deutsche Investment Management Americas Inc. for the NVIT Multi-Manager Large Cap Value Fund, a series of the Trust, dated March 24, 2008
Filing:  Post-Effective Amendment No. 117 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 27, 2008

(xxiii)	Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC for the NVIT Core Bond Fund and NVIT Short Term Bond Fund, which are series of the Trust, dated as of March 24, 2008
Filing:  Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 24, 2008

(xxiv)
Subadvisory Agreement among the Trust, NFA and American Century Global Investment Management, Inc. for the NVIT Multi-Manager International Growth Fund, a series of the Trust, dated as of March 11, 2010

Filing:  Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 23, 2010

(xxv)	Subadvisory Agreement among the Trust, NFA and OppenheimerFunds, Inc. (“Oppenheimer”) for the NVIT Multi
Manager Small Cap Growth Fund, a series of the Trust, dated October 1, 2008
Filing:  Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  September 25, 2008

(a)	Exhibit A, effective October 1, 2008, amended March 24, 2009, to the Subadvisory Agreement among the Trust, NFA and Oppenheimer, for the Oppenheimer NVIT Large Cap Growth Fund, a series of the Trust
Filing: Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(xxvi)	Subadvisory Agreement among the Trust, NFA and Logan Circle Partners, L.P. for the NVIT Multi Sector Bond Fund, a series of the Trust, dated February 2, 2009
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(xxvii)	Subadvisory Agreement among the Trust, NFA and Templeton Investment Counsel, LLC for the Templeton NVIT International Value Fund, a series of the Trust, dated March 24, 2009
Filing:  Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(xxviii)
Subadvisory Agreement among the Trust, NFA and Baring International Investment Limited, for the NVIT Developing Markets Fund (formerly, Gartmore NVIT Developing Markets Fund) and NVIT Emerging Markets Fund (formerly, Gartmore NVIT Emerging Markets Fund), which are series of the Trust

Filing: Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 23, 2010

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)	Underwriting Agreement dated May 1, 2007 between the Trust and Nationwide Fund Distributors LLC (“NFD”)
Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date:  April 30, 2007

(i)	Schedule A to the Underwriting Agreement dated May 1, 2007, as amended December 3, 2007, January 9, 2008, and March 24, 2009 between the Trust and NFD
Filing:  Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(8) (9)
Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not applicable.

Copies of all custodian agreements and depository contracts under Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)	Global Custody Agreement dated April 4, 2003 between the Trust and JPMorgan Chase Bank
Filing:  Post-Effective Amendment No. 62 to Registration Statement on
Form N-1A
File No.:  002-73024
Filing Date:  April 28, 2003

(i)	Amendment to Global Custody Agreement dated April 4, 2003, amended December 2, 2009 between the Trust and JPMorgan Chase Bank
Filing:  Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 23, 2010

(ii)	Amendment to Global Custody Agreement dated as of January 12, 2006 between the Trust and JPMorgan Chase Bank
Filing:  Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  January 17, 2006

(iii)	Waiver to Global Custody Agreement dated as of May 2, 2005
Filing:  Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 28, 2005

(iv)	Rider to Global Custody Agreement Cash Trade Execution Product, dated April 4, 2003
Filing:  Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:   January 17, 2006

(v)	Concentration Accounts Agreement dated December 2, 2009, between the Trust and JPMorgan Chase Bank
Filing: Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.: 002-73024
Filing Date: April 23, 2010

(vi)	Fund List to Global Custody Agreement dated April 4, 2003, as amended March 24, 2009 between the Trust and JPMorgan Chase Bank
Filing:  Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)	Distribution Plan under Rule 12b-1 effective May 1, 2007, as amended August 24, 2009
Filing:  Post-Effective Amendment No. 132 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  August 26, 2009

(b)	Rule 18f-3 Plan effective May 1, 2007, as amended August 24, 2009
Filing:  Post-Effective Amendment No. 132 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  August 26, 2009

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

(a)	Opinion and Consent of Counsel dated December 23, 2009
Filing: Registration Statement on Form N-14
File No.: 333-163965
Filing Date: December 23, 2009

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

(a)
Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization between the Registrant, on behalf of NVIT Multi-Manager Large Cap Growth Fund and NVIT Health Sciences Fund, is filed herewith as Exhibit EX-16.12.a.

(b)
Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization between the Registrant, on behalf of NVIT Multi-Manager Large Cap Growth Fund and NVIT Technology and Communications Fund, is filed herewith as Exhibit EX-16.12.b.

(c)
Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization between the Registrant, on behalf of NVIT Multi-Manager Large Cap Growth Fund and NVIT U.S. Growth Leaders Fund,  is filed herewith as Exhibit EX-16.12.c.

(d)
Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization between the Registrant, on behalf of NVIT Multi Manager Large Cap Value Fund and Gartmore Global Utilities Fund, is filed herewith as Exhibit EX-16.12.d.

(e)
Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization between the Registrant, on behalf of NVIT Multi-Manager Large Cap Value Fund and NVIT Global Financial Services Fund, is filed herewith as Exhibit EX-16.12.e.

(f)
Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization between the Registrant, on behalf of NVIT Nationwide Fund and NVIT Nationwide Leaders Fund, is filed herewith as Exhibit EX-16.12.f.

                (13)           Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)	Form of Joint Fund Administration and Transfer Agency Agreement, dated May 1, 2010, between the Trust and Nationwide Fund Management LLC
Filing:  Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 23, 2010

(b)	Administrative Services Plan effective May 1, 2007, as amended August 24, 2009
Filing:  Post-Effective Amendment No. 132 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  August 26, 2009

(i)	Form of Servicing Agreement
Filing:  Post-Effective Amendment No. 55 to Registration Statement on
Form N-1A
File No.:  002-73024
Filing Date:  October 15, 2002

(c)
Expense Limitation Agreement dated May 1, 2007 between the Trust and NFA relating to the NVIT S&P 500 Index Fund, NVIT Small Cap Index Fund, NVIT Mid Cap Index Fund, NVIT International Index Fund, NVIT Bond Index Fund, NVIT Developing Markets Fund (formerly, Gartmore NVIT Developing Markets Fund), NVIT Emerging Markets Fund (formerly, Gartmore NVIT Emerging Markets Fund), NVIT Enhanced Income Fund, NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Mid Cap Growth Fund, NVIT Multi-Manager International Growth Fund, NVIT Core Plus Bond Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Cardinal Conservative Fund, NVIT Cardinal Moderately Conservative Fund, NVIT Cardinal Balanced Fund, NVIT Cardinal Moderate Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderately Aggressive Fund, NVIT Cardinal Aggressive Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Large Cap Value Fund, AllianceBernstein NVIT Global Fixed Income Fund, Oppenheimer NVIT Large Cap Growth Fund, American Century NVIT Multi Cap Value Fund, Templeton NVIT International Value Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Balanced Fund, Gartmore NVIT Worldwide Leaders Fund, NVIT Multi Sector Bond Fund and NVIT Multi-Manager Small Cap Growth Fund, which are series of the Trust

Filing:  Post-Effective Amendment No. 119 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 14, 2008

(i)	Form of Exhibit A to the Expense Limitation Agreement effective May 1, 2007, amended May 1, 2010
Filing: Post-Effective Amendment No. 138 to Registration Statement on
Form N-1A
File No.:  002-73024
Filing Date:  April 23, 2010

(d)
Form of Indemnification Agreement between the Trust and each of its trustees and certain of its officers. Specific agreements are between the Trust and each of the following:  Charles E. Allen, Paula H. J. Cholmondeley, C. Brent DeVore, Phyllis Kay

Dryden, Barbara L. Hennigar, Barbara I. Jacobs, Douglas F. Kridler, Michael D. McCarthy, Arden L. Shisler, David C. Wetmore, Michael A. Krulikowski, and Gerald J. Holland.
Filing:  Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 28, 2005

(e)
Assignment and Assumption Agreement between NVIT-Massachusetts (“NVIT-MA”) and the Trust, dated as of May 2, 2005, assigning NVIT-MA’s titles, right, benefit and privileges in and to certain contracts in the Agreement

Filing:  Post-Effective Amendment No. 89 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  January 17, 2006

(f)	Fund Participation Agreement dated May 1, 2007 by and among the Trust, NFA, NFD, Nationwide Financial Services, Inc., American Funds Insurance Series and Capital Research and Management Company
Filing:  Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  September 25, 2008

(g)
Master-Feeder Services Agreement between the Trust and Nationwide Fund Management LLC dated May 1, 2007, for the American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund (collectively, the “Feeder Funds”)

Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(h)	Form of Fee Waiver Agreement between the Trust and NFM effective as of May 1, 2010, relating to the Feeder Funds
Filing:  Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 23, 2010

(i)
Form of Fee Waiver Agreement between the Trust and NFD effective as of May 1, 2010, relating to the NVIT Cardinal Aggressive Fund, NVIT Cardinal Moderately Aggressive Fund, NVIT Cardinal Capital Appreciation Fund, NVIT Cardinal Moderate Fund, NVIT Cardinal Balanced Fund, NVIT Cardinal Moderately Conservative Fund and NVIT Cardinal Conservative Fund, which are series of the Trust

Filing:  Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 23, 2010

(j)	Form of Fee Waiver Agreement between the Trust and NFD effective May 1, 2010, relating to the Neuberger Berman NVIT Socially Responsible Fund, a series of the Trust
Filing:  Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 23, 2010

(k)	Fee Waiver Agreement between the Trust and NFD effective March 24, 2009 relating to the AllianceBernstein NVIT Global Fixed Income Fund, a series of the Trust
Filing:  Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(l)	Form of Fee Waiver Agreement between the Trust and NFD effective May 1, 2010, relating to the American Century NVIT Multi Cap Value Fund, a series of the Trust
Filing:  Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 23, 2010

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm Filing: Registration Statement on Form N-14
File No.: 333-163965
Filing Date: December 23, 2009

(15)         All financial statements omitted pursuant to Item 14(a)(1);

Not applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Powers of Attorney dated December 2, 2009
Filing: Registration Statement on Form N-14
File No.: 333-163965
Filing Date: December 23, 2009

(17)           Any additional exhibits which the Registrant may wish to file.

(i)            Code of Ethics for the Trust dated December 13, 2008
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1AFile No.:  002-73024
Filing Date:  March 20, 2009

(ii)	Code of Ethics dated May 18, 2007 for NFA
Filing:  Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 24, 2008

(iii)	Code of Ethics dated May 18, 2007 for NFD
Filing:  Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 24, 2008

(iv)	Code of Ethics dated October 1, 2008 for Federated Investment Management Company
Filing:  Post-Effective Amendment No. 128 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 24, 2009

(v)	Code of Ethics dated March 2004 for Gartmore Global Partners
Filing:  Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 28, 2005

(vi)	Code of Ethics dated February 1, 2005 for JPMorgan Investment Management, Inc.
Filing:  Post-Effective Amendment No. 82 to Registration Statement on Form N-1A
File No.:  002-73024

Filing Date:  April 28, 2005

(vii)	Advisory Employee Investment Transaction Policy dated January 15, 2009 for BlackRock Investment Management, LLC
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(viii)	Code of Ethics dated September 2006 for Neuberger Berman Management LLC
Filing:  Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 24, 2008

(ix)	Code of Ethics dated August 2007 for Waddell & Reed Investment Management Company
Filing:  Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 29, 2008

(x)	Code of Ethics dated December 15, 2006 for Morgan Stanley Investment Management Inc., indirect parent of Van Kampen Asset Management, Inc.
Filing:  Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 29, 2008

(xi)	Code of Ethics dated January 1, 2009 for American Century Investment Management, Inc. and American Century Global Investment Management, Inc.
Filing:  Post-Effective Amendment No. 130 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  June 23, 2009

(xii)	Code of Ethics dated July 1, 2007 for Epoch Investment Partners, Inc.
Filing:  Post-Effective Amendment No. 120 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 29, 2008

(xiii)	Code of Ethics dated December 2006 for the American Funds and The Capital Group Companies, Inc.
Filing:  Post-Effective Amendment No. 101 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 30, 2007

(xiv)	Code of Ethics dated December 2008 for AllianceBernstein L.P.
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:   March 20, 2009

(xv)	Code of Ethics dated December 2006 for Putnam Investment Management, LLC
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:   March 20, 2009

(xvi)	Code of Ethics dated January 23, 2007 for Goldman Sachs Asset Management, LP
Filing:  Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 24, 2008

(xvii)	Code of Ethics dated January 2008 for Neuberger Berman Fixed Income LLC
Filing:  Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 24, 2008

(xviii)	Code of Ethics dated March 2009 for Wells Capital Management Inc.
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(xix)	Code of Ethics dated January 1, 2010 for Invesco Advisers, Inc. (formerly, Invesco Aim Capital Management)
Filing:  Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 23, 2010

(xx)	Code of Ethics dated August 1, 2007 for Nationwide Asset Management, LLC
Filing:  Post-Effective Amendment No. 115 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 24, 2008

(xxi)	Code of Ethics dated November 15, 2009 for RiverSource Investments LLC
Filing:  Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  April 23, 2010

(xxii)	Code of Ethics dated September 30, 2008 for Thompson, Siegel & Walmsley LLC
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(xxiii)	Code of Ethics dated July 21, 2009 for Aberdeen Asset Management Inc.
Filing:  Post-Effective Amendment No. 133 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  January 29, 2010

(xxiv)	Code of Ethics dated February 25, 2008 for Morley Capital Management Inc.
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(xv)	Code of Ethics dated April 1, 2010 for Wellington Management Company, LLP for
Filing:  Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:   April 23, 2010

(xvi)	Code of Ethics dated January 1, 2007 for Deutsche Investment Management Americas Inc.
Filing:  Post-Effective Amendment No. 107 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  February 8, 2008

(xvii)	Code of Ethics dated November 30, 2007 for OppenheimerFunds, Inc.
Filing:  Post-Effective Amendment No. 121 to Registration Statement on Form N-1A
File No.:  002-73024

Filing Date:  September 25, 2008

(xviii)	Code of Ethics dated May 2008 for Templeton Investment Counsel, LLC
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(xxix)	Code of Ethics dated October 2007 for Logan Circle Partners, L.P.
Filing:  Post-Effective Amendment No. 126 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:  March 20, 2009

(xxx)	Code of Ethics dated April 2009 for Baring International Investment Limited
Filing:  Post-Effective Amendment No. 138 to Registration Statement on Form N-1A
File No.:  002-73024
Filing Date:   April 23, 2010

Item 17.                      Undertakings.

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the

1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)
The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, (the “1933 Act”), the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Upper Merion and the Commonwealth of Pennsylvania on the 26th day of May, 2010.

NATIONWIDE VARIABLE INSURANCE TRUST

By:    /s/ Eric E. Miller
Eric E. Miller, Attorney-In-Fact for Registrant

As required by the 1933 Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated above.

Signature & Title

Principal Executive Officer

/s/ Michael S. Spangler*
Michael S. Spangler, President and
Chief Executive Officer

Principal Accounting and Financial Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer and Chief Financial Officer

/s/ Charles E. Allen*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ C. Brent Devore*
C. Brent Devore, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara L. Hennigar*
Barbara L. Hennigar, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:  /s/Eric E. Miller
          Eric E. Miller, Attorney-In Fact

EXHIBIT LIST

Plan of Reorganization	EX-16.4.a
Plan of Reorganization	EX-16.4.b
Plan of Reorganization	EX-16.4.c
Plan of Reorganization	EX-16.4.d
Plan of Reorganization	EX-16.4.e
Plan of Reorganization	EX-16.4.f
Opinion and Consent of Counsel with respect to certain tax consequences	EX-16.12.a
Opinion and Consent of Counsel with respect to certain tax consequences	EX-16.12.b
Opinion and Consent of Counsel with respect to certain tax consequences	EX-16.12.c
Opinion and Consent of Counsel with respect to certain tax consequences	EX-16.12.d
Opinion and Consent of Counsel with respect to certain tax consequences	EX-16.12.e
Opinion and Consent of Counsel with respect to certain tax consequences	EX-16.12.f